Risk information - Net exposure by region and class (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2018	Dec. 31, 2017
Risk information
Net exposure	kr 337.4	kr 327.2
Central governments
Risk information
Net exposure	169.6	167.1
Regional governments
Risk information
Net exposure	13.4	11.4
Multilateral development banks
Risk information
Net exposure	0.1	0.0
Public sector entity
Risk information
Net exposure	0.6	0.4
Financial institutions
Risk information
Net exposure	34.2	38.6
Corporates
Risk information
Net exposure	119.5	109.7
Middle East/ Africa/Turkey
Risk information
Net exposure	4.6	4.9
Middle East/ Africa/Turkey | Corporates
Risk information
Net exposure	4.6	4.9
Asia excl. Japan
Risk information
Net exposure	6.2	7.3
Asia excl. Japan | Central governments
Risk information
Net exposure	0.7	0.7
Asia excl. Japan | Financial institutions
Risk information
Net exposure	2.4	3.0
Asia excl. Japan | Corporates
Risk information
Net exposure	3.1	3.6
Japan
Risk information
Net exposure	8.0	6.2
Japan | Central governments
Risk information
Net exposure	4.0	4.0
Japan | Financial institutions
Risk information
Net exposure	0.9	0.5
Japan | Corporates
Risk information
Net exposure	3.1	1.7
North America
Risk information
Net exposure	13.7	14.9
North America | Central governments
Risk information
Net exposure	3.9	2.4
North America | Financial institutions
Risk information
Net exposure	6.9	9.6
North America | Corporates
Risk information
Net exposure	2.9	2.9
Oceania
Risk information
Net exposure	1.1	1.2
Oceania | Financial institutions
Risk information
Net exposure	1.1	1.2
Latin America
Risk information
Net exposure	4.2	5.3
Latin America | Central governments
Risk information
Net exposure	0.9	0.9
Latin America | Financial institutions
Risk information
Net exposure	0.3	1.1
Latin America | Corporates
Risk information
Net exposure	3.0	3.3
Sweden
Risk information
Net exposure	241.4	235.4
Sweden | Central governments
Risk information
Net exposure	139.0	145.1
Sweden | Regional governments
Risk information
Net exposure	13.2	11.2
Sweden | Financial institutions
Risk information
Net exposure	8.7	6.9
Sweden | Corporates
Risk information
Net exposure	80.5	72.2
West Europe excl. Sweden
Risk information
Net exposure	54.7	48.5
West Europe excl. Sweden | Central governments
Risk information
Net exposure	18.0	10.9
West Europe excl. Sweden | Regional governments
Risk information
Net exposure	0.2	0.2
West Europe excl. Sweden | Multilateral development banks
Risk information
Net exposure	0.1	0.0
West Europe excl. Sweden | Public sector entity
Risk information
Net exposure	0.6	0.4
West Europe excl. Sweden | Financial institutions
Risk information
Net exposure	13.6	16.0
West Europe excl. Sweden | Corporates
Risk information
Net exposure	22.2	21.0
Central and East European countries
Risk information
Net exposure	3.5	3.5
Central and East European countries | Central governments
Risk information
Net exposure	3.1	3.1
Central and East European countries | Financial institutions
Risk information
Net exposure	0.3	0.3
Central and East European countries | Corporates
Risk information
Net exposure	kr 0.1	kr 0.1